UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

FORM N-Q

MARCH 31, 2015

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited)	March 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 3.8%
Autoliv Inc.	22,000	$2,590,940
Goodyear Tire & Rubber Co.	121,400	3,287,512

Total Auto Components		5,878,452

Distributors - 1.1%
Core-Mark Holding Co. Inc.	26,800	1,723,776

Diversified Consumer Services - 1.1%
Service Corporation International	63,000	1,641,150

Hotels, Restaurants & Leisure - 1.1%
Wynn Resorts Ltd.	13,800	1,737,144

Leisure Products - 1.4%
Polaris Industries Inc.	15,700	2,215,270

Media - 1.0%
Sinclair Broadcast Group Inc.	50,900	1,598,769

Specialty Retail - 7.7%
Foot Locker Inc.	49,600	3,124,800
Ross Stores Inc.	30,700	3,234,552
Signet Jewelers Ltd.	26,400	3,664,056
Tractor Supply Co.	24,700	2,100,982

Total Specialty Retail		12,124,390

Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands Inc.	111,900	3,749,769

TOTAL CONSUMER DISCRETIONARY		30,668,720

CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
Casey’s General Stores Inc.	31,600	2,847,160

ENERGY - 5.3%
Energy Equipment & Services - 3.7%
Cameron International Corp.	31,600	1,425,792	*
Core Laboratories NV	15,000	1,567,350
FMC Technologies Inc.	42,200	1,561,822	*
Oil States International Inc.	32,700	1,300,479	*

Total Energy Equipment & Services		5,855,443

Oil, Gas & Consumable Fuels - 1.6%
Newfield Exploration Co.	70,300	2,466,827	*

TOTAL ENERGY		8,322,270

FINANCIALS - 15.8%
Banks - 5.9%
CIT Group Inc.	54,900	2,477,088
Citizens Financial Group Inc.	100,000	2,413,000
M&T Bank Corp.	15,700	1,993,900
Signature Bank	18,200	2,358,356	*

Total Banks		9,242,344

Capital Markets - 1.8%
Lazard Ltd., Class A Shares	53,400	2,808,306

Consumer Finance - 0.9%
SLM Corp.	164,100	1,522,848

Insurance - 3.0%
Arch Capital Group Ltd.	35,900	2,211,440	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	SHARES	VALUE
Insurance - (continued)
Axis Capital Holdings Ltd.	48,400	$2,496,472

Total Insurance		4,707,912

Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities Inc.	23,800	2,333,352
Liberty Property Trust	49,600	1,770,720
Starwood Property Trust Inc.	101,800	2,473,740

Total Real Estate Investment Trusts (REITs)		6,577,812

TOTAL FINANCIALS		24,859,222

HEALTH CARE - 14.8%
Biotechnology - 3.8%
Alkermes PLC	46,700	2,847,299	*
BioMarin Pharmaceutical Inc.	24,400	3,040,728	*

Total Biotechnology		5,888,027

Health Care Equipment & Supplies - 2.9%
Cooper Cos. Inc.	8,800	1,649,296
Zimmer Holdings Inc.	25,300	2,973,256

Total Health Care Equipment & Supplies		4,622,552

Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.	30,700	3,489,669
Humana Inc.	20,200	3,596,004
Mednax Inc.	54,100	3,922,791	*

Total Health Care Providers & Services		11,008,464

Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc.	40,700	1,691,085

TOTAL HEALTH CARE		23,210,128

INDUSTRIALS - 15.9%
Aerospace & Defense - 3.2%
Rockwell Collins Inc.	29,000	2,799,950
Teledyne Technologies Inc.	21,400	2,284,022	*

Total Aerospace & Defense		5,083,972

Airlines - 1.3%
Alaska Air Group Inc.	32,200	2,130,996

Commercial Services & Supplies - 1.9%
Cintas Corp.	36,100	2,946,843

Electrical Equipment - 1.9%
Rockwell Automation Inc.	25,200	2,922,948

Machinery - 5.0%
Allison Transmission Holdings Inc.	100,400	3,206,776
Lincoln Electric Holdings Inc.	18,460	1,207,099
Snap-on Inc.	23,400	3,441,204

Total Machinery		7,855,079

Professional Services - 2.6%
Towers Watson & Co., Class A Shares	30,700	4,058,080

TOTAL INDUSTRIALS		24,997,918

INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment, Instruments & Components - 4.7%
CDW Corp.	70,300	2,617,972
FEI Co.	26,800	2,045,912

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY		SHARES	VALUE
Electronic Equipment, Instruments & Components - (continued)
IPG Photonics Corp.		28,800	$2,669,760	*

Total Electronic Equipment, Instruments & Components			7,333,644

IT Services - 1.8%
Alliance Data Systems Corp.		9,600	2,844,000	*

Semiconductors & Semiconductor Equipment - 0.8%
Xilinx Inc.		28,500	1,205,550

Software - 9.0%
Amdocs Ltd.		60,200	3,274,880
Aspen Technology Inc.		74,200	2,855,958	*
Autodesk Inc.		47,200	2,767,808	*
Check Point Software Technologies Ltd.		40,700	3,336,179	*
Mentor Graphics Corp.		80,900	1,944,027

Total Software			14,178,852

Technology Hardware, Storage & Peripherals - 1.5%
Seagate Technology PLC		45,900	2,388,177

TOTAL INFORMATION TECHNOLOGY			27,950,223

MATERIALS - 4.8%
Chemicals - 1.6%
Methanex Corp.		45,900	2,458,863

Containers & Packaging - 3.2%
Crown Holdings Inc.		54,800	2,960,296	*
Owens-Illinois Inc.		87,500	2,040,500	*

Total Containers & Packaging			5,000,796

TOTAL MATERIALS			7,459,659

UTILITIES - 3.0%
Electric Utilities - 3.0%
Eversource Energy		45,200	2,283,504
Portland General Electric Co.		65,400	2,425,686

TOTAL UTILITIES			4,709,190

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,911,388)			155,024,490

	RATE
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,750,936)	0.097%	1,750,936	1,750,936

TOTAL INVESTMENTS - 99.9% (Cost - $110,662,324#)			156,775,426
Other Assets in Excess of Liabilities - 0.1%			138,491

TOTAL NET ASSETS - 100.0%			$156,913,917

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Core Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$155,024,490	—	—	$155,024,490

Short-term investments†	1,750,936	—	—	1,750,936

Total investments	$156,775,426	—	—	$156,775,426

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,800,061
Gross unrealized depreciation	(1,686,959)

Net unrealized appreciation	$46,113,102

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015